SEGMENT AND RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Geographic Area Data Reconciled to Consolidated

The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2011	2010	2009
Revenues:
United States	$7,389.8	$4,195.8	$3,594.4
Europe	5,104.0	3,472.3	2,828.3
Other	3,861.4	2,624.8	1,663.8

	$16,355.2	$10,292.9	$8,086.5

Property, plant and equipment, net:
United States	$1,059.1	$846.4	$814.6
The Netherlands	467.1	381.6	452.8
Other	447.1	445.7	490.3

	$1,973.3	$1,673.7	$1,757.7

Equipment on operating leases, net:
United States	$871.2	$666.9	$686.6
United Kingdom	374.8	384.9	349.7
Germany	350.6	334.0	362.7
Other	793.2	633.5	618.0

	$2,389.8	$2,019.3	$2,017.0

Segment Reporting Information by Segment

Business Segment Data:	2011	2010	2009
Net sales and revenues:
Truck	$15,922.8	$9,591.3	$7,388.6
Less intersegment	(715.1)	(354.0)	(394.6)

Net Truck	15,207.7	9,237.3	6,994.0
All Other	118.2	87.8	82.7

Truck and Other	15,325.9	9,325.1	7,076.7
Financial Services	1,029.3	967.8	1,009.8

	$16,355.2	$10,292.9	$8,086.5

Income before income taxes:
Truck	$1,258.8	$501.0	$25.9
All Other	(26.5)	(15.3)	42.2

	1,232.3	485.7	68.1

Financial Services	236.4	153.5	84.6
Investment income	38.2	21.1	22.3

	$1,506.9	$660.3	$175.0

Depreciation and amortization:
Truck	$318.6	$276.7	$277.2
Financial Services	346.0	337.5	364.4
All Other	9.2	9.0	10.1

	$673.8	$623.2	$651.7

Expenditures for long-lived assets:
Truck	$879.1	$373.9	$324.2
Financial Services	934.3	505.6	646.0
All Other	28.2	4.3	.8

	$1,841.6	$883.8	$971.0

Segment assets:
Truck	$4,685.3	$3,742.2	$3,849.1
Other	185.3	181.2	232.6
Cash and marketable securities	2,900.7	2,432.5	2,056.0

	7,771.3	6,355.9	6,137.7
Financial Services	9,401.4	7,878.2	8,431.3

	$17,172.7	$14,234.1	$14,569.0